13. Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
14. Subsequent Events

Subsequent to December 31, 2013 the Company issued, pursuant to the 2013 Equity Incentive Plan, options to acquire 500,000 shares of common stock. The options become fully vested on January 15, 2017 and are exercisable, at an exercise price of $4.54 per common share, to January 15, 2024.